Summary of Significant Accounting Policies (Details) - Schedule of Operating Profit by Operating Segment - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of Operating Profit by Operating Segment [Line Items]
Total segment operating profit (loss)					$ (1,389)	$ 3,635
Total segment operating profit (loss), amount changes	$ (152)		$ (2,169)		$ (5,024)
Total segment operating profit (loss), percentage	(58.00%)		(145.00%)		(138.00%)
Less: unallocated costs					$ 9,025	8,993
Less: unallocated costs, amount changes	$ (875)		$ (1,495)		$ 32
Less: unallocated costs, percentage	(35.00%)		(21.00%)		0.00%
Income from operations					$ (10,414)	(5,358)
Income from operations, amount changes	$ 723		$ (674)		$ (5,056)
Income from operations, percentage	32.00%		(12.00%)		(94.00%)
Other Income					$ 1,081
Other Income, amount changes			$ (1,075)		$ 1,081
Other Income, percentage	0.00%		(99.00%)		100.00%
Interest expense					$ 211	567
Interest expense, amount changes	$ (360)		$ (534)		$ (356)
Interest expense, percentage	(655.00%)		(414.00%)		63.00%
Net (loss) before income tax	$ (1,939)	$ (2,302)	$ (6,979)	$ (4,696)	$ (9,547)	(5,925)
Net (loss) before income tax, amount changes	$ 363		$ (2,283)
Net (loss) before income tax, percentage	16.00%		(49.00%)
Software Services [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Operating Profit by Operating Segment [Line Items]
Total segment operating profit (loss)					(1,381)	1,769
Total segment operating profit (loss), amount changes	$ (558)		$ (1,817)		$ (3,150)
Total segment operating profit (loss), percentage	(385.00%)		(273.00%)		(178.00%)
Managed Services And Support [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Operating Profit by Operating Segment [Line Items]
Total segment operating profit (loss)					$ 4,481	4,909
Total segment operating profit (loss), amount changes	$ (688)		$ (1,852)		$ (428)
Total segment operating profit (loss), percentage	(49.00%)		(47.00%)		(9.00%)
Platform Services [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Operating Profit by Operating Segment [Line Items]
Total segment operating profit (loss)					$ (4,489)	(3,043)
Total segment operating profit (loss), amount changes	$ 1,094		$ 1,500		$ (1,446)
Total segment operating profit (loss), percentage	110.00%		84.00%		(48.00%)
Previously Reported [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Operating Profit by Operating Segment [Line Items]
Net (loss) before income tax					$ (9,546)	$ (5,925)
Net (loss) before income tax, amount changes					$ 3,621
Net (loss) before income tax, percentage					(61.00%)